UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

PRUDENTIAL’S GIBRALTAR FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.8%
COMMON STOCKS
Air Freight & Logistics — 1.7%
United Parcel Service, Inc. (Class “B” Stock)	49,800	$3,622,452

Beverages — 1.1%
PepsiCo, Inc.	46,300	2,455,289

Biotechnology — 2.0%
Amgen, Inc.(a)	74,100	4,313,361

Capital Markets — 3.7%
Charles Schwab Corp. (The)	283,900	2,983,789
Goldman Sachs Group, Inc.	16,800	1,847,832
Merrill Lynch & Co., Inc.	56,700	3,209,220

		8,040,841

Commercial Services & Supplies — 0.8%
Paychex, Inc.	49,800	1,634,436

Communications Equipment — 4.1%
Cisco Systems, Inc.(a)	190,600	3,409,834
QUALCOMM, Inc.	146,200	5,358,230

		8,768,064

Computers & Peripherals — 4.1%
Apple Computer, Inc.(a)	105,400	4,392,018
Dell, Inc.(a)	114,400	4,395,248

		8,787,266

Consumer Finance — 3.0%
American Express Co.	126,900	6,518,853

Diversified Financial Services — 1.7%
JPMorgan Chase & Co.	105,900	3,664,140

Electronic Equipment & Instruments — 0.7%
Agilent Technologies, Inc.(a)	66,400	1,474,080

Energy Equipment & Services — 1.5%
Schlumberger, Ltd.	46,100	3,249,128

Food and Staples Retailing — 3.3%
Costco Wholesale Corp.	56,200	2,482,916
Whole Foods Market, Inc.	44,600	4,554,998

		7,037,914

Food Products — 1.2%
Cadbury Schweppes PLC ADR(United Kingdom)	63,000	2,564,100

Healthcare Equipment & Supplies — 2.1%
Alcon, Inc.	31,100	2,776,919
St. Jude Medical, Inc.(a)	49,400	1,778,400

		4,555,319

Healthcare Providers & Services — 5.8%
Caremark Rx, Inc.(a)	67,900	2,701,062
CIGNA Corp.	20,400	1,821,720
UnitedHealth Group, Inc.	42,700	4,072,726
WellPoint, Inc.(a)	32,000	4,011,200

		12,606,708

Hotels, Restaurants & Leisure — 1.8%
Starbucks Corp.(a)	75,900	3,920,994

Household Durables — 0.6%
Harman International Industries, Inc.	15,900	1,406,514

Household Products — 1.6%
Procter & Gamble Co.	65,300	3,460,900

Industrial Conglomerates — 4.1%
General Electric Co.	245,800	8,863,548

Insurance — 1.1%
Loews Corp.	31,100	2,287,094

Internet & Catalog Retail — 2.1%
eBay, Inc.(a)	123,400	4,597,884

Internet Software & Services — 6.5%
Google, Inc. (Class “A” Stock)(a)	38,400	6,931,584
Yahoo!, Inc.(a)	211,200	7,159,680

		14,091,264

Multiline Retail — 3.1%
Federated Department Stores, Inc.	31,200	1,985,568
Target Corp.	94,300	4,716,886

		6,702,454

Oil & Gas — 3.1%
Suncor Energy, Inc.	60,800	2,444,768
Total SA ADR (France)	36,300	4,255,449

		6,700,217

March 31, 2005 (Unaudited)

	Shares	Value
Personal Products — 2.1%
Estee Lauder Cos, Inc. (Class “A” Stock)	50,400	2,266,992
Gillette Co. (The)	46,000	2,322,080

		4,589,072
Pharmaceuticals — 6.2%
Allergan, Inc.	22,800	1,583,916
Eli Lilly & Co.	79,900	4,162,790
Novartis AG, ADR (Switzerland)	93,200	4,359,896
Roche Holdings AG ADR (Switzerland)	59,400	3,194,514

		13,301,116

Semiconductors & Semiconductor Equipment — 7.5%
Applied Materials, Inc.(a)	156,700	2,546,375
Intel Corp.	191,000	4,436,930
Marvell Technology Group, Ltd. (Bermuda)(a)	94,900	3,638,466
Maxim Integrated Products, Inc.	80,800	3,302,296
Texas Instruments, Inc.	92,700	2,362,923

		16,286,990

Software — 6.9%
Adobe Systems, Inc.	39,300	2,639,781
Computer Associates International, Inc.	882	23,902
Electronic Arts, Inc.(a)	84,000	4,349,520
Microsoft Corp.	150,700	3,642,419
NAVTEQ Corp.(a)	31,600	1,369,860
SAP AG, ADR (Germany)	74,200	2,973,936

		14,999,418

Specialty Retail — 5.5%
Bed Bath & Beyond, Inc.(a)	39,000	1,425,060
Chico’s FAS, Inc.(a)	164,600	4,651,596
Lowe’s Cos., Inc.	40,000	2,283,600
PETsMART, Inc.	59,400	1,707,750
Williams-Sonoma, Inc.(a)	47,400	1,741,950

		11,809,956

Textiles, Apparel & Luxury Goods — 1.2%
Coach, Inc.(a)	47,100	2,667,273

Wireless Telecommunication Services — 1.6%
Nextel Communications, Inc. (Class “A” Stock)(a)	118,300	3,362,086

TOTAL LONG-TERM INVESTMENTS (cost $176,415,140)		198,338,731

	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS — 5.0%
Commercial Paper
Citicorp, Inc.
2.82%, 4/1/05	$9,802	$9,802,000
General Electric Capital Corp.
2.73%, 4/1/05	1,100	1,100,000

TOTAL SHORT-TERM INVESTMENTS (cost $10,902,000 )		10,902,000

TOTAL INVESTMENTS — 96.8% (cost $187,317,140;(b))		209,240,731
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.2%		6,846,433

NET ASSETS — 100%		$216,087,164

The following abbreviation is used in portfolio descriptions:

ADR    American Depositary Receipt

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$189,146,102	$24,834,853	$4,740,224	$20,094,629

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary of the Fund

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID R. ODENATH
David R. Odenath
President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.